Consolidated Balance Sheets - USD ($) $ in Thousands		Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents		$ 2,140	$ 1,925
Cash segregated for regulatory purpose		5,111	5,589
Receivables from:
Prepaid expenses and other current assets, net		1,392	513
Loan receivables, net of allowance for expected credit losses of $410,000 and nil as of March 31, 2024 and 2023		574
Total current assets		12,795	9,724
Non-current assets:
Investment in an associate		254
Property and equipment, net		150	32
Right-of-use assets, net		1,057	251
Intangible assets, net		77	64
Refundable deposits		618	156
Prepaid expenses, net		450
Total non-current assets		2,606	503
TOTAL ASSETS		15,401	10,227
Current liabilities:
Payables to customers		5,111	6,346
Accruals and other current liabilities		232	163
Contract liabilities			120
Income taxes payable		55
Lease liabilities - current		631	156
Amount due to a related party		6	6
Total current liabilities		6,038	6,791
Non-current liabilities:
Lease liabilities - non-current		439	95
Total non-current liabilities		439	95
TOTAL LIABILITIES		6,477	6,886
COMMITMENTS AND CONTINGENCIES
Shareholders’ equity
Ordinary shares (US$0.0001 par value per share; 1,000,000,000 shares authorized; 15,500,000 and 12,000,000 shares issued and outstanding as of March 31, 2024 and 2023)	[1]	1	1
Additional paid-in capital		14,908	4,785
Accumulated losses		(5,984)	(1,428)
Accumulated other comprehensive losses		(1)	(17)
Total shareholders’ equity		8,924	3,341
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		15,401	10,227
Customers
Receivables from:
Receivables		2,668	970
Related Party
Receivables from:
Receivables		220	309
Amount due from related parties		26	87
Brokers-dealers and clearing organizations
Receivables from:
Receivables		664	303
Director
Receivables from:
Amount due from a director			28
Current liabilities:
Amount due to a director		$ 3

[1]	Retrospectively restated for effect of share reorganization (see Note 1)